The High
    Yield Income
    Fund, Inc.
----------------------------------------
---------------------------
   Annual Report
   August 31, 1997


                               Letter to
Shareholders


October 20, 1997

Dear Shareholder:

Performance At A Glance.
The High Yield Income Fund delivered
double-digit returns over the last 12
months as a strong economy lifted
corporate earnings, improving the
financial
position of many below investment grade
companies.  At the same time, interest
rates fell (and bond prices rose) as a
string of government reports reassured
investors that inflation remained
subdued.  As a result, high yield
corporate
bonds performed better than all other
types of U.S. bonds. Although your Fund did provide strong returns over the period, it trailed the Lipper High Yield
Closed-End Fund average because we owned better quality high yield bonds that appreciated less than lower quality bonds. In addition, we took losses on holdings of certain paging and wireless cable bonds earlier in the year.

                         FUND'S
PERFORMANCE
                           As of 8/31/97

                              Average
Annual
                               Total
Return           NAV       Market Price
                                 12
months          8/31/97       8/31/96
High Yield
15.77%            $7.58          $7.81
Income Fund1
Lipper Closed-End
17.21%            N/A%         N/A
High Current Yield Avg.2
Lipper Open-End
15.79%            N/A          N/A
High Current Yield Avg.3

1Source:  Prudential Investments Fund
Management LLC.  Total return of the
Fund
represents the change in net asset value from the beginning of the period
(8/31/96) through the end of the period
(8/31/97) and assumes the reinvestment
of dividends and distributions.  Shares
of the Fund are traded on the NYSE
using the symbol HYI.  Past performance
is no guarantee of future results.

2Source:  Lipper Analytical Services,
Inc.  These are the average returns of
25 funds in the closed end high current
yield category for one year.

3Source:  Lipper Analytical Services,
Inc.  These are the average returns of
168 funds in the open end high current
yield category

                        YIELD AND
DIVIDEND
                          As of 8/31/97

              Total Monthly Dividends
Paid Per Share

    Total Monthly Dividends
        Paid Per Share             Yield
At Market Price
          12 months
            $0.75
9.60%

The Fund seeks high current income
primarily by investing in corporate
bonds
rated BBB or lower by independent rating agencies. These bonds are below investment grade and are commonly known as junk bonds. Below investment grade bonds are subject to greater risk of default and higher volatility than investment grade bonds. The Fund is well diversified and we carefully research companies to find those with attractive yields and improving credit quality.

Better-Rated Junk
     Bonds?
We generally look for better-rated
bonds, namelythose in the B and BB
categories within the junk bond market.
Why? Because we're cautious.  If the
economy weakens, these bonds should hold their value better than lesser-rated bonds with more credit risk.

Our Strategy.
The past year has been good to investors in high yield bonds. Junk bonds led all other types of U.S. bonds in total return, gaining nearly 15% during the last 12 months based on the Lehman
Brothers High Yield Index. A robust
economy
enabled the average company that issues
high yield debt to increase earnings
and cash flow.  As a result, the
financial underpinning of companies
issuing
new junk bonds has continued to improve.
Issuance has already soared to more
than $85 billion this year through mid-
September, more than any otherfull year.
Strong economic growth combined with
banks' willingness to lend money also
allowed the high yield bond default rate to hover near historic lows.
Investors have also flocked to high
yield bonds as a booming U.S. stock
market
enabled many high yield companies to
issue stock and use the proceeds to
reduce
debt and improve financial strength.
These positive developments have not
escaped the notice of investors, who
have poured about $14 billion into high
yield mutual funds so far this year.

Of course, the brisk economic growth
also fueled concern about the risk of
mounting inflationary pressures. The
economy raced ahead at a 4.3% annualized pace from October through December, then expanded at a 4.9% yearly rate in the first three months of 1997. Many investors expected the Federal Reserve would increase the Federal Funds rate to rein in the economy and keep inflation in check. So investors began pushing up interest rates in late February in anticipation of the central bankers' decision to raise the Federal Funds rate by a quarter percentage point to 5.5% in late March.

Initially, interest rates continued to
climb and bond prices fell further
because some investors expected the Fed
would act again soon.  But government
reports released during the spring
showed the economy was losing steam and
inflation remained tame. When the trend became clear, investors reversed course and began to drive rates lower and bond prices higher. The inflation news was better than anyone expected as the producer price index declined for the first seven months of 1997 (it hasn't done that since the Great Depression). The bond market rally continued into the summer, with the yield on the 10-year U.S. Treasury note sinking to 6.00% at the end of July-its lowest yield during the reporting period.

We stuck with our strategy of buying
bonds of larger companies that are rated strong single-B and BB. These bonds of better quality companies do not carry as large a coupon as those of lesser quality bonds. Still, they offer superior financial strength and a greater chance to be promoted to investment grade over the next few years if the economy continues to expand.

What Went Well.
Deregulation of the U.S.
telecommunications industry in 1996
allowed local and
long-distance telephone companies to
compete in each other's markets.  New
companies with lower cost structures
than established firms have expanded
market share rapidly. Not surprisingly, acquisitions have occurred as
WorldCom purchased savvy startup
competitive local exchange carriers
(CLECs),
which have sent their bond prices
climbing. The high yield
telecommunications
sector has already absorbed more than
$15 billion of new issues during 1997
and we expect another $1 billion is
waiting to come to market.
Nevertheless,
it was rare to find a new issue the
price of which did notappreciate.  So
our
heavy investment in CLECs and other
telecommunications bonds bolstered your
Fund's performance.

Our exposure to the cable television
sector (about 11% of net assets as of
August 31, 1997) has also proved
beneficial. A flurry of transactions
helped
reduce the debt of certain major
companies, reaffirm the asset values of
the
industry and spark an increase in cable
television bond prices. Most notably,
Cablevision Systems bonds and preferred
stock appreciated in value following
an announcement that News Corp. and Tele-
Communications Inc. will pay $850
million for a 40% stake in the sports
television businessof Cablevision
Systems to create a national chain of
cable television sports channels.

From April through June, investors drove interest rates lower and bond prices higher as inflation remained in check and the Federal Funds ratestayed at 5.5%. Zero coupon bonds accounted for 13% of the Fund's totalinvestments at the beginning of the period but we lightened exposure to 10%as of June 30 by booking profits during the spring bond market rally. Because zero coupon bonds are priced well below maturity value, they tend to appreciate rapidly when interest rates tumble.

And Not So Well.
As 1996 ended bonds issued by wireless
cable television companies and paging
firms in the telecommunications sector
came under extreme selling pressure.
Disappointment that anticipated mergers
between wireless cablecompanies and
local telephone companies did not occur
soured investors on
wireless cable bonds. Although the fund began selling early in the process, prices had already started moving lower.
Similarly, paging bonds fell out of
favor as investors realized that paging
companies seeking to increase their
subscriber base faced higher than
expected expenses.  Investors reasoned
that
increased spending would result in less
debt reduction in the paging industry.

In early 1997 as investors pushed
interest rates higher in expectation of
the
Federal Funds rates increase in March,
our zero coupon bonds declined sharply
when interest rates rose because they
lack a coupon payment which helps
cushion price changes in other bonds.
We took profits, on zero coupon bonds
in the spring after prices recovered,
reducing the Fund's exposure to this
volatile asset class during a market
rally.

Looking Ahead.
We expect U.S. economic growth to
moderate during the remainder of the
year as
built up consumer demand is satisfied. A recent government report indicated that demand may be trailing off as the increase in retail sales in September was only half that of the previous month. Slower economic growth could take some pressure off of the Federal Reserve to increase the Federal Funds rate again, provided that inflationary pressures remain subdued. The key short-term interest rate was last increased by a quarter percentage point to 5.5% in March.

Solid corporate earnings growth has
helped whet investor appetite for junk
bonds.  As long as earnings growth
remains healthy and interest rates
remain
stable, we would expect favorable
conditions in the high yield market and
strong investor demand for junk bonds to continue.

Sincerely,

Lars M. Berkman
Co-Manager



Kendall Peterson
Co-Manager



Richard A. Redeker
President

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Moody's
Principal

Rating       Interest     Maturity
Amount             Value
Description
(Unaudited)      Rate         Date
(000)           (Note 1)
----------------------------------------
----------------------------------------
----------------------------------------
------
LONG-TERM INVESTMENTS--118.1%
CORPORATE BONDS--112.0%
----------------------------------------
----------------------------------------
----------------------------------------
------
Aerospace--3.1%
Fairchild Corp., Sub. Deb.
Caa              12.00%      10/15/01
$    750         $   781,875
K & F Industries, Inc., Sr. Sec. Notes
Ba3              11.875      12/01/03
525 (a)         560,438
Talley Manufacturing & Technology, Inc.,
Sr. Notes           B2
10.75       10/15/03      1,250 (a)
1,312,500

-----------

2,654,813
----------------------------------------
----------------------------------------
----------------------------------------
------
Automotive Parts--2.5%
Foamex JPS Automotive L.P., Sr. Notes
B2               11.125       6/15/01
1,000 (a)       1,092,500
Hayes Wheels Int'l., Inc., Sr. Sub.
Notes                    B3
9.125       7/15/07      1,000
1,015,000

-----------

2,107,500
----------------------------------------
----------------------------------------
----------------------------------------
------
Building & Products--1.0%
Falcon Building Products, Inc.,
   Sr. Sub. Disc. Notes Zero Coupon
(until 6/15/02)          B3
10.50        6/15/07        325
201,500
   Sr. Sub. Notes
B3                9.50        6/15/07
150             152,250
Nortek, Inc
B1                9.125       9/01/07
500             495,000

-----------

848,750
----------------------------------------
----------------------------------------
----------------------------------------
------
Cable--11.3%
Adelphia Communications Corp.,
   Sr. Notes
B3               10.50        7/15/04
300             313,500
   Sr. Notes, Payment in kind
B3                9.50        2/15/04
497 (b)         471,791
Cablevision Systems Corp.,
   Sr. Deb.
Ba2               8.125       8/15/09
200             199,250
   Sr. Sub. Notes
B1                9.25       11/01/05
665 (b)         684,950
Comcast Corp., Sr. Sub. Deb.
Ba3              10.625       7/15/12
1,000 (a)       1,210,000
Comcast UK Cable Corp., Sr. Disc. Deb.,
Zero Coupon
   (until 11/15/00) (U.K.)
B2               11.20       11/15/07
250 (e)         191,250
Diamond Cable Co.,
   Sr. Disc. Notes, Zero Coupon (until
12/15/00) (U.K.)      B3
11.75       12/15/05        500 (a)(e)
356,875
   Sr. Disc. Notes, Zero Coupon (until
2/15/02) (U.K.)       B3
10.75        2/15/07        500 (e)
308,125
Falcon Holdings Corp. L.P., Sr. Sub.
Notes, Payment in
   Kind
NR               11.00        9/15/03
1,360 (b)       1,427,694
Intermedia Capital Partners L.P., Sr.
Disc. Notes            B2
11.25        8/01/06        820
893,800
International Cabletel, Inc.,
   Sr. Def'd Coupon Notes, Series B,
Zero Coupon (until
      2/1/01)
B3               11.50        2/01/06
375             271,875
   Sr. Notes, Zero Coupon (until
10/15/98)                   B3
10.875      10/15/03        500
450,000
Lenfest Communications, Inc., Sr. Sub.
Notes                 B2
10.50        6/15/06        500
541,250
Marcus Cable Operating Co., Sr. Notes,
Zero Coupon
   (until 8/1/99)
B3               13.50        8/01/04
1,250           1,109,375
Rogers Cablesystems, Inc., Sr. Notes
(Canada)                Ba3
10.00        3/15/05      1,000 (a)(e)
1,085,000

-----------

9,514,735

----------------------------------------
----------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Moody's
Principal

Rating       Interest     Maturity
Amount             Value
Description
(Unaudited)      Rate         Date
(000)           (Note 1)
----------------------------------------
----------------------------------------
----------------------------------------
------
Casinos--8.0%
Aztar Corp., Sr. Sub. Notes
B2               13.75%      10/01/04
$    750         $   858,750
Empress River Casino Finance Corp., Sr.
Notes                Ba3
10.75        4/01/02        500 (a)
533,750
Grand Casino, Inc.
Ba3              10.125      12/01/03
1,000 (b)       1,065,000
Lady Luck Gaming Finance Corp.
B2               11.875       3/01/01
1,000 (a)       1,000,000
Louisiana Casino Cruises Inc., First
Mtge. Notes             NR
11.50       12/01/98        500
511,250
Majestic Star Casino LLC
B2               12.75        5/15/03
1,200           1,320,000
Trump Atlantic City Assoc., First Mtge.
Notes                B1
11.25        5/01/06      1,000 (b)
975,000
Trump Castle Funding, Inc., First Mtge.
Notes                Caa
11.75       11/15/03        500
467,500

-----------

6,731,250
----------------------------------------
----------------------------------------
----------------------------------------
------
Chemicals--1.7%
Applied Extrusion Technology, Inc., Sr.
Notes, Series B      B2
11.50        4/01/02      1,000 (a)
1,060,000
Sterling Chemical Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until
8/15/08)              Caa
13.50        8/15/08        140
95,200
   Sr. Sub. Notes
B3               11.75        8/15/06
250 (a)         275,000

-----------

1,430,200
----------------------------------------
----------------------------------------
----------------------------------------
------
Consumer Products--8.9%
E + S Hldgs Corp., Sr. Sub. Notes
B3               10.375      10/01/06
1,000 (a)       1,003,750
French Fragrances, Inc., Sr. Notes,
Series B                 NR
10.375       5/15/07        600
619,500
Lifestyle Furnishings, Int'l. Ltd., Sr.
Sub. Notes           B1
10.875       8/01/06        500
555,000
McAndrews & Forbes Group Holdings, Inc.,
Sub. Deb.           NR
13.00        3/01/99        400
401,500
Rayovac Corp., Sr. Sub. Notes, Series B
B3               10.25       11/01/06
500             525,000
Sealy Corp., Sr. Sub. Notes
B1               10.25        5/01/03
500 (b)         527,500
Syratech Corp., Sr. Notes
B1               11.00        4/15/07
1,250           1,334,375
Twin Laboratories, Inc., Sr. Sub. Notes
B3               10.25        5/15/06
1,000 (a)       1,100,000
United Stationers Supply Co., Sr. Sub.
Notes                 B3
12.75        5/01/05      1,250 (b)
1,418,750

-----------

7,485,375
----------------------------------------
----------------------------------------
----------------------------------------
------
Drugs & Health Care--4.8%
Imed Corp., Sr. Sub. Notes
B3                9.75       12/01/06
650             671,125
Owens & Minor, Inc., Sr. Sub. Notes
B1               10.875       6/01/06
750 (a)         817,500
Paracelsus Healthcare Corp., Sr. Sub.
Notes                  B3
10.00        8/15/06        750 (a)
763,125
Tenet Healthcare Corp., Sr. Sub. Notes
Ba3              10.125       3/01/05
750             823,125
Vencor, Inc., Sr. Sub. Notes
B1                8.625       7/15/07
1,000           1,000,000

-----------

4,074,875
----------------------------------------
----------------------------------------
----------------------------------------
------
Energy--8.5%
AES Corp., Sr. Sub. Notes
Ba1               8.375       8/15/07
750             745,312
Calenergy, Inc., Sr. Notes
Ba2               9.50        9/15/06
1,000 (a)       1,076,510

----------------------------------------
----------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Moody's
Principal

Rating       Interest     Maturity
Amount             Value
Description
(Unaudited)      Rate         Date
(000)           (Note 1)
----------------------------------------
----------------------------------------
----------------------------------------
------
Energy (cont'd.)
DI Industies, Inc., Sr. Notes
B1               8.875%       7/01/07
$   200         $   199,000
Falcon Drilling Inc., Sr. Sub. Notes,
Series B               B3
12.50         3/15/05        500
575,000
Giant Industries, Inc., Sr. Sub. Notes
B2               9.00         9/01/07
225             224,438
Gulf Canada Resources, Ltd., Sr. Sub.
Deb., (Canada)         Ba2
9.625        7/01/05        750(e)
815,625
Maxus Energy Corp., Medium Term Note
B1              10.83         9/01/04
1,000(a)        1,152,500
Petroleum Heat & Power Inc., Sub. Deb.
B2               9.375        2/01/06
1,000(a)          955,000
Pride Petroleum Services, Inc., Sub.
Deb. Conv.              Ba3
9.375        5/01/07        650
682,500
Transamerican Energy Corp.,
   Sr. Sec'd. Disc. Notes Zero Coupon
(until 6/15/99)        NR
13.00         6/15/02        700
530,250
   Sr. Sec'd. Notes
B3              11.50         6/15/02
200             194,000

-----------

7,150,135
----------------------------------------
----------------------------------------
----------------------------------------
------
Financial--2.0%
AmeriCredit Corp., Sr. Notes
Ba2              9.25         2/01/04
500             497,500
Delta Financial Corp., Sr. Notes
B1               9.50         8/01/04
400             397,000
First Nationwide Holdings, Inc.,
   Sr. Notes
B3              12.50         4/15/03
300             339,750
   Sr. Sub. Notes
Ba3             10.625       10/01/03
400             440,000

-----------

1,674,250
----------------------------------------
----------------------------------------
----------------------------------------
------
Food & Beverage--5.2%
Curtice Burns Foods, Inc., Sr. Sub.
Notes                    B3
12.25        2/01/05        750 (a)
826,875
Envirodyne Industries, Inc., First
Priority Sr. Sec'd
   Notes, Series B
B1               12.00        6/15/00
750 (a)         817,500
Fresh Del Monte Produce, N.V., Sr. Notes
   (Netherlands-Antilles)
B2               10.00        5/01/03
1,500 (e)       1,582,500
Pilgrim's Pride Corp., Sr. Sub. Notes
B3               10.875       8/01/03
800 (a)         836,000
PSF Finance L.P., Sr. Sec'd. Notes,
Payment in Kind
   (cost $324,232; purchased - 3/8/94)
NR               11.00        9/17/03
324 (c)         348,549

-----------

4,411,424
----------------------------------------
----------------------------------------
----------------------------------------
------
Home Builder--0.6%
D.R. Horton, Inc., Sr. Notes
Ba2               8.375       6/15/04
500             498,750
----------------------------------------
----------------------------------------
----------------------------------------
------
Industrials--6.4%
Allied Waste Industries, Inc., Sr. Sub.
Notes                B3
10.25       12/01/06        750
817,500
Amphenol Corp., Sr. Sub. Notes
B2                9.875       5/15/07
1,100 (b)       1,138,500
Continental Global Group, Inc., Sr.
Notes, Series A          B2
11.00        4/01/07      1,000
1,050,000
Insilco Corp., Sr. Sub. Notes
B3               10.25        8/15/07
500             505,625
Interlake Corp., Sr. Sub. Deb.
B3               12.125       3/01/02
250             262,500
Newflo Corp., Sub. Notes
B2               13.25       11/15/02
1,150 (a)       1,216,125

----------------------------------------
----------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Moody's
Principal

Rating       Interest     Maturity
Amount             Value
Description
(Unaudited)      Rate         Date
(000)           (Note 1)
----------------------------------------
----------------------------------------
----------------------------------------
------
Industrials (cont'd.)
Southern Foods Group L.P., Sr. Sub.
Notes                    B2
9.875%       9/01/07    $   175
$   176,312
Viasystems, Inc., Sr. Sub. Notes
B3               9.75         6/01/07
250             257,500

-----------

5,424,062
----------------------------------------
----------------------------------------
----------------------------------------
------
Leisure--3.0%
Plitt Theatres, Inc., Sr. Sub. Notes
(Canada)                B3
10.875        6/15/04      1,000(a)(e)
1,060,000
United Artists, Inc., Sr. Sec'd. Notes
Ba3             11.50         5/01/02
1,400(b)        1,470,000

-----------

2,530,000
----------------------------------------
----------------------------------------
----------------------------------------
------
Lodging--2.3%
HMC Acquisition Properties, Inc., Sr.
Notes, Series B        Ba3
9.00       12/15/07        500
507,500
HMH Properties, Inc., Sr. Sec'd Notes
Ba3               9.50        5/15/05
500             521,250
Host Marriott Travel Plazas, Inc., Sr.
Notes                 Ba3
9.50        5/15/05        900
943,875

-----------

1,972,625
----------------------------------------
----------------------------------------
----------------------------------------
------
Media--8.5%
Benedek Broadcasting Corp., Sr. Notes
Ba3              11.875       3/01/05
1,040 (b)       1,164,800
Fox/Liberty Networks LLC
   Sr. Disc. Notes, Zero Coupon (until
8/15/02)              B1
9.75 %      8/15/07        600
369,000
   Sr. Notes
B1                8.875       8/15/07
750             740,625
Globo Communicacoes, Sr. Notes (Brazil)
BB-(f)           10.50       12/20/06
260 (e)         271,050
Hollinger Int'l. Publish., Inc.,
   Sr. Notes
Ba3               8.625       3/15/05
500             510,000
   Sr. Sub. Notes
B1                9.25        3/15/07
100             103,250
Jacor Communications, Inc., Sr. Sub.
Notes                   B2
9.75       12/15/06      1,000 (b)
1,050,000
Lamar Advertising Co., Sr. Sub. Notes
B1                9.625      12/01/06
500             527,500
Paxson Communications Corp., Sr. Sub.
Notes                  B3
11.625      10/01/02      1,750 (a)
1,916,250
TV Azteca S.A., de CV, Sr. Notes, Series
B (Mexico)          Ba3
10.50        2/15/07        500 (e)
525,000

-----------

7,177,475
----------------------------------------
----------------------------------------
----------------------------------------
------
Miscellaneous Services--1.4%
Coinstar, Inc., Sr. Sub. Disc. Notes,
Zero Coupon (until
   10/1/99) (cost $188,496; purchased -
10/17/96)            NR
13.00       10/01/06        250 (c)
192,500
Corporate Express, Inc. Sr. Sub. Notes,
Series B             B2
9.125       3/15/04      1,000 (a)
1,000,000

-----------

1,192,500
----------------------------------------
----------------------------------------
----------------------------------------
------
Paper & Packaging--6.1%
App Int'l. Finance Co., Sec'd. Notes
(Indonesia)             Ba3
11.75       10/01/05        750 (a)(e)
789,375

----------------------------------------
----------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Moody's
Principal

Rating       Interest     Maturity
Amount             Value
Description
(Unaudited)      Rate         Date
(000)           (Note 1)
----------------------------------------
----------------------------------------
----------------------------------------
------
Paper & Packaging (cont'd.)
Gaylord Container Corp., Sr. Sub. Disc.
Notes                Caa
12.75%       5/15/05   $  1,245 (a)
$ 1,357,050
Mail Well Envelope Corp., Sr. Sub. Notes
B2               10.50        2/15/04
500             530,000
Maxxam Group Holdings Inc., Sr. Sec'd
Notes                  NR
12.00        8/01/03        200
214,000
Pacific Lumber Co., Sr. Notes
B3               10.50        3/01/03
500 (a)         520,000
Silgan Holdings, Inc.,
   Sr. Sub. Deb.
B1                9.00        6/01/09
500             507,500
   Sub. Deb., Payment in Kind
NR               13.25        7/15/06
787             888,994
Stone Container Corp., Sr. Sub. Deb.
B3               12.25        4/01/02
350             360,500

-----------

5,167,419
----------------------------------------
----------------------------------------
----------------------------------------
------
Printing--1.2%
Petersen Publishing Co., Sr. Sub. Notes
B3               11.125      11/15/06
450             505,125
Sullivan Graphics Inc., Sr. Sub. Notes
Caa              12.75        8/01/05
500             505,000

-----------

1,010,125
----------------------------------------
----------------------------------------
----------------------------------------
------
Retail--3.2%
K-Mart Corp.
Ba3               8.25        1/01/22
750 (a)         694,688
K-Mart Corp.
Ba3               8.375       7/01/22
500 (a)         462,500
Phar Mor Inc., Notes
B3               11.72        9/11/02
1,250 (b)       1,300,000
Speedy Muffler King Inc., Sr. Notes
(Canada)                 B1
10.875      10/01/06        260 (a)(e)
234,000

-----------

2,691,188
----------------------------------------
----------------------------------------
----------------------------------------
------
Steel & Metals--2.5%
Algoma Steel, Inc., First Mtge. Notes
B1               12.375       7/15/05
500 (a)         573,750
Kaiser Aluminum & Chemical Corp., Sr.
Sub. Notes             B2
12.75        2/01/03        960 (b)
1,041,600
WCI Steel, Inc., Sr. Notes
B2               10.00       12/01/04
500             526,250

-----------

2,141,600
----------------------------------------
----------------------------------------
----------------------------------------
------
Supermarkets--2.9%
Interact Systems, Inc., Sr. Disc. Notes,
Zero Coupon
   (until 8/1/99)
NR               14.00        8/01/03
1,100             495,000
Jitnay-Jungle Stores Inc., Sr. Notes
B2               12.00        3/01/06
1,000 (a)       1,150,000
Marsh Supermarkets, Inc., Sr. Sub. Notes
B2                8.875       8/01/07
100              99,000
Pueblo Xtra Int'l, Inc., Sr. Notes,
Series C                 B3
9.50        8/01/03        500
490,000
Shoppers Food Whse. Corp., Sr. Notes
B1                9.75        6/15/04
250             256,875

-----------

2,490,875
----------------------------------------
----------------------------------------
----------------------------------------
------
Technology--1.1%
DecisionOne Corp., Sr. Sub. Notes
B3                9.75        8/01/07
125             128,125
Unisys Corp., Sr. Notes
B1               11.75       10/15/04
750 (b)         828,750

-----------

956,875

----------------------------------------
----------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Moody's
Principal

Rating       Interest     Maturity
Amount             Value
Description
(Unaudited)      Rate         Date
(000)           (Note 1)
----------------------------------------
----------------------------------------
----------------------------------------
------
Telecommunications--13.2%
Call-Net Enterprises, Inc., Sr. Disc.
Notes, Zero Coupon
   (until 8/15/02)
B1                9.27%       8/15/07
$    200         $   129,000
Cellnet Data Systems, Inc., Sr. Disc.
Notes, Zero Coupon
   (until 6/15/99)
NR               13.00%       6/15/05
1,250             875,000
Centennial Cellular Corp., Sr. Notes
B1               10.125       5/15/05
750 (a)         791,250
Clearnet Communications, Inc., Sr. Disc.
Notes, Zero
   Coupon (until 12/15/00) (Canada)
B3               14.75       12/15/05
750 (e)         553,125
Geotek Communications, Inc., Sr. Conv.
Notes, (cost
   $1,000,000; purchased 3/5/96)
NR               12.00        2/15/01
1,000 (c)         845,000
Grupo Iusacell S.A. , de CV Sr. Notes
(Mexico)               B2
10.00        7/15/04        350
358,750
GST Telecommunications, Inc., Sr. Disc.
Conv. Notes,
   Zero Coupon (until 12/15/00)
NR               13.875      12/15/05
110              75,900
GST USA, Inc., Sr. Disc. Notes, Zero
Coupon (until
   9/15/00)
NR               13.875      12/15/05
880             594,000
ICG Holdings, Sr. Disc. Notes, Zero
Coupon (until
   9/15/00)
NR               13.50        9/15/05
1,500           1,125,000
Impsat Corp., Sr. Notes
B2               12.125       7/15/03
1,000           1,086,250
Intermedia Communications, Inc.
   Sr. Disc. Notes, Zero Coupon (until
5/15/01)              B2
12.50        5/15/06        500 (a)
365,000
   Sr. Disc. Notes, Zero Coupon (until
7/15/02)              B2
11.25        7/15/07        900
567,000
Ionica PLC, Sr. Notes (U.K.)
NR               13.50        8/15/06
500 (e)         552,500
McLeod, Inc., Sr. Disc. Notes, Zero
Coupon (until
   3/1/02)
B3               10.50        3/01/07
1,150             756,125
Pagemart Nationwide, Inc., Sr. Disc.
Notes, Zero Coupon
   (until 2/1/00)
NR               15.00        2/01/05
1,250             971,875
Price Communications Wireless Sr. Sub.
Notes                 B3
11.75        7/15/07        750
776,250
UNIFI Communications, Inc., Sr. Notes
NR               14.00        3/01/04
275             269,500
Winstar Communications, Inc.,
   Zero Coupon (until 10/15/00)
NR               14.00       10/15/05
175             113,750
   Sr. Disc. Notes, Zero Coupon (until
10/15/00)             NR
14.00       10/15/05        620
384,400

-----------

11,189,675
----------------------------------------
----------------------------------------
----------------------------------------
------
Textiles--2.0%
Foamex JPS Automotive L.P., Sr. Sub.
Notes                   B3
9.875       6/15/07        300
304,500
Polysindo Int'l. Finance Co., BV
(Indonesia)                 Ba2
11.375       6/15/06      1,250 (a)(e)
1,368,750

-----------

1,673,250
----------------------------------------
----------------------------------------
----------------------------------------
------
Transportation--0.6%
USAir-Pass Through Trust Series 1989-A2
B1                9.82        1/01/13
500             522,500

-----------
Total corporate bonds (cost $90,865,580)
94,722,226

-----------

----------------------------------------
----------------------------------------
See Notes to Financial Statements.
10

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Value
Description
Shares          (Note 1)
----------------------------------------
----------------------------------------
-------
COMMOM STOCKS(d)--0.2%
Cellnet Data Systems, Inc.
   (cost $50; purchased - 6/25/97)
10,000 (c)      $120,000
Pagemart Nationwide, Inc.
3,500            33,250

--------
Total common stocks (cost $24,550)
153,250

--------

Units

-----------
COMMON TRUST UNITS(c)--1.0%
PSF Finance L.P., (cost $943,947;
   purchased - 3/8/94)
27,924           865,644

--------
PREFERRED STOCKS--4.5%

Shares

-----------
Benedek Communications Corp.
5,000           565,625
Cablevision Systems Corp., Series M
   11.125%, Payment in kind
486            53,217
   11.125%, Payment in kind
42           459,900
Chancellor Radio Broadcasting Co.
10,000         1,310,000
ICG Holdings, Inc.
1               911
Intermedia Communications, Inc.,
   Series B, 13.50%, Payment in kind
261           295,986
SFX Broadcasting Inc., Series E,
12.625%, Payment in
   kind
5,000           577,500
Sinclair Cap High Yield
   11.625%, Payment in kind
5,150            554,913

--------
Total preferred stocks (cost $3,188,809)
3,818,052

--------
WARRANTS(d)--0.4%
American Telecasting, Inc.,
   expiring 6/15/99
1,500            $1,500
Benedek Communications Corp.,
   expiring 7/1/07
5,000            10,000
Clearnet Communications, Inc.,
   expiring 9/15/05 (Canada)
2,475            22,894
Coinstar, Inc., expiring 10/01/06
   (cost $0; purchased - 10/17/96)
250 (c)        20,000
Foamex JPS Automotive L.P.,
   expiring 7/1/99
1,000            28,000
Heartland Wireless Communications,
   Inc., expiring 12/31/00
3,000             3,000
Intelcom Group, Inc., expiring 9/15/05
9,900           128,700
Interact Systems, Inc., expiring 8/1/03
1,100               137
Intermedia Communications, Inc.,
   expiring 6/1/00 (cost $0; purchased
   5/25/96)
750 (c)        38,250
Nextel Communications, Inc.,
   expiring 4/25/99
1,000                10
Pagemart Nationwide Inc.,
   expiring 12/31/03
4,600            36,800

----------------------------------------
----------------------------------------
See Notes to Financial Statements.
11

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Value
Description
Warrants         (Note 1)
----------------------------------------
----------------------------------------
-------
Sterling Chemical Holdings, Inc.,
   expiring 8/15/08
140             4,900
UNIFI Communications, Inc.,
   expiring 3/1/07
275             5,500
United Int'l. Holdings, Inc.,
   expiring 11/15/99
500             3,750

--------
Total warrants (cost $0)
303,441

--------
Total long-term investments
   (cost $95,022,886)
99,862,613

--------

----------------------------------------
----------------------------------------
See Notes to Financial Statements.
12

Portfolio of Investments as of
August 31, 1997
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Principal

Interest     Maturity     Amount
Value
Description
Rate         Date        (000)
(Note 1)
----------------------------------------
----------------------------------------
----------------------------------------
------
SHORT-TERM INVESTMENTS--3.7%
Joint Repurchase Agreement Account (cost
$3,169,000;
   Note 4)
5.57%       9/02/97   $  3,169         $
3,169,000

------------
Total short-term investments (cost
$3,169,000)
3,169,000

------------
Total Investments--121.8%
(cost $98,191,886; Note 3)
103,031,613
Liabilities in excess of other assets--
(21.8)%
(18,451,096)

------------
Net Assets--100%
$ 84,580,517

------------

------------

---------------
(a) Total segregated as collateral for
line of credit. Aggregate value of
    segregated securities--$31,333,561;
(Note 5).
(b) Portion of security segregated as
collateral for line of credit. Aggregate
    value of segregated securities--
$9,212,750; (Note 5).
(c) Indicates a security restricted as
to resale; the aggregate cost of such
    securities is $2,456,725. The
aggregate value $2,429,943 is
approximately
    2.9% of net assets.
(d) Non-income producing securities.
(e) US $ Denominated Bonds-Foreign
Issuers.
(f) Standard & Poor's Rating.
NR--Not rated by Moody's or Standard &
Poor's.
----------------------------------------
----------------------------------------
See Notes to Financial Statements.
13

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities
----------------------------------------
--------------------

Assets
August 31, 1997
Investments, at value (cost
$98,191,886)......    $ 103,031,613
Cash....................................
 ......              336
Interest
receivable...........................
2,179,415
Prepaid expenses and other
assets.............            2,186

---------------
   Total
assets...............................
105,213,550

---------------
Liabilities
Loan payable (Note
5).........................
20,000,000
Payable for investments
purchased.............          175,000
Accrued
expenses..............................
172,922
Loan interest
payable.........................
113,333
Deferred directors'
fees......................
65,939
Due to
Manager................................
57,050
Dividends
payable.............................
48,789

---------------
   Total
liabilities..........................
20,633,033

---------------
Net
Assets..................................
 ..    $  84,580,517

---------------

---------------
Net assets were comprised of:
   Common stock, at
par.......................    $
111,578
   Paid-in capital in excess of
par...........      100,212,991

---------------

100,324,569
   Distributions in excess of net
investment

income..................................
(48,789)
   Accumulated net realized loss on

investments.............................
(20,534,990)
   Net unrealized appreciation on

investments.............................
4,839,727

---------------
   Net assets, August 31,
1997................    $  84,580,517

---------------

---------------
Net asset value and redemption price per
share
   ($84,580,517 / 11,157,762 shares of
common
   stock issued and
outstanding)..............
$7.58

---------------

---------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Operations
----------------------------------------
--------------------

Year Ended

Ended
Net Investment Income
August 31, 1997
Income

Interest................................
 ...     $10,449,295

Dividends...............................
 ...          40,109

---------------

10,489,404

---------------
Expenses
   Management
fee.............................
574,300
   Custodian's fees and
expenses..............         160,000
   Reports to
shareholders....................
80,000
   Transfer agent's fees and
expenses.........          50,000
   Directors' fees and
expenses...............          40,000
   Audit fee and
expenses.....................
30,000
   Registration
fees..........................
26,000
   Legal fees and
expenses....................
5,000

Miscellaneous...........................
 ...          15,297

---------------
      Total operating
expenses................         980,597
   Loan interest expense (Note
5).............       1,300,937

---------------
      Total
expenses..........................
2,281,534

---------------
Net investment
income.........................
8,207,870

---------------
Realized and Unrealized
Gain on Investments
Net realized gain on investment

transactions............................
 ...       1,127,455
Net change in unrealized appreciation on

investments.............................
 ...       2,797,116

---------------
Net gain on
investments.......................
3,924,571

---------------
Net Increase in Net Assets
Resulting from
Operations.....................
$12,132,441

---------------

---------------

----------------------------------------
----------------------------------------
See Notes to Financial Statements.
14

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows
----------------------------------------
--------------------

Year Ended

August 31,
Increase (Decrease) in Cash
1997
Cash flows provided from operating
activities:
   Interest and dividends received
(excluding
      discount amortization of
$1,515,914).....   $  9,155,245
   Operating expenses
paid.....................
(1,043,976)
   Loan interest
paid..........................
(1,295,486)
   Maturities of short-term portfolio
      investments,
net.........................
(2,151,000)
   Purchases of long-term portfolio

investments.............................
 .    (80,208,250)
   Proceeds from disposition of long-
term
      portfolio
investments....................
83,270,964
   Prepaid
expenses............................
(708)

------------
   Net cash provided from operating

activities..............................
 .      7,726,789

------------
Cash flows used for financing
activities:
   Cash dividends paid (excluding
reinvestment
      of dividends of
$613,616)................
(7,726,943)

------------
Net decrease in
cash...........................
(154)
Cash at beginning of
year......................
490

------------
Cash at end of
year............................   $
336

------------

------------
Reconciliation of Net Increase in Net
Assets to
Net Cash Provided from Operating
Activities
Net increase in net assets resulting
from

operations..............................
 ....   $ 12,132,441

------------
Increase in
investments........................
(878,601)
Net realized gain on investment
transactions...     (1,127,455)
Net change in net unrealized
appreciation on

investments.............................
 ....     (2,797,116)
Decrease in receivable for investments
sold....        126,313
Decrease in interest
receivable................
181,755
Increase in prepaid expenses and other

assets..................................
 ....           (708)
Increase in payable for investments

purchased...............................
 ....        148,088
Decrease in accrued expenses and other

liabilities.............................
 ....        (57,928)

------------
   Total
adjustments...........................
(4,405,652)

------------
Net cash provided from operating
activities....   $  7,726,789

------------

------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets
----------------------------------------
--------------------

Increase (Decrease)
Year Ended August 31,
in Net Assets
1997               1996
Operations
   Net investment income.........    $
8,207,870        $ 8,429,945
   Net realized gain (loss) on
      investment transactions....
1,127,455         (1,029,187)
   Net change in unrealized
      appreciation/depreciation
      of investments.............
2,797,116          2,821,958
                                   -----
----------    ---------------
   Net increase in net assets
      resulting from
      operations.................
12,132,441         10,222,716
Dividends paid to shareholders
   from net investment income....
(8,207,870)        (8,429,945)
Dividends paid to shareholders in
   excess of net investment
   income........................
(131,748)                --
Return of capital distribution...
--           (507,104)
Net asset value of shares issued
   to shareholders in
   reinvestment of dividends.....
613,616            633,799
                                   -----
----------    ---------------
Total increase...................
4,406,439          1,919,466
Net Assets
Beginning of year................
80,174,078         78,254,612
                                   -----
----------    ---------------
End of year......................
$84,580,517        $80,174,078
                                   -----
----------    ---------------
                                   -----
----------    ---------------

----------------------------------------
----------------------------------------
See Notes to Financial Statements.
15

Notes to Financial Statements
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------
The High Yield Income Fund, Inc. (the
'Fund') was organized in Maryland on
August 21, 1987 as a diversified, closed-
end management investment company. The
Fund's primary investment objective is
to maximize current income to
shareholders through investment in a
diversified portfolio of high-yield,
fixed-income securities rated in the
medium to lower categories by recognized
rating services, or non-rated securities
of comparable quality. As a secondary
investment objective, the Fund will seek
capital appreciation, but only when
consistent with its primary objective.
The ability of issuers of debt
securities
held by the Fund to meet their
obligations may be affected by economic
or
political developments in a specific
industry or region.
----------------------------------------
--------------------
Note 1. Accounting Policies
The following is a summary of
significant accounting policies followed
by the
Fund in the preparation of its financial
statements.
Security Valuation: Portfolio securities
that are actively traded in the
over-the-counter market, including
listed securities for which the primary
market is believed to be over-the-
counter, are valued at prices provided
by
principal market makers and pricing
agents. Any security for which the
primary
market is on an exchange is valued at
the last sales price on such exchange on
the day of valuation or, if there was no
sale on such day, the last bid price
quoted on such day. Securities issued in
private placements are valued at the
bid price or the mean between the bid
and asked prices, if available, provided
by principal market makers. Any security
for which a reliable market quotation
is unavailable is valued at fair value
as determined in good faith by or under
the direction of the Fund's Board of
Directors.
Short-term securities which mature in
more than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost.
In connection with transactions in
repurchase agreements with U.S.
financial
institutions, it is the Fund's policy
that its custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction including accrued interest.
If the seller defaults and the value of
the collateral declines, or if
bankruptcy proceedings are commenced
with respect to the seller of the
security,
realization of the collateral by the
Fund may be delayed or limited. The
Fund's
custodian will maintain, in a segregated
account of the Fund, cash, U.S.
Government securities, equity securities
or other liquid, unencumbered assets
marked to market daily, having a value
equal to or greater than the Fund's
purchase commitments with respect to
certain investments.
The Fund may invest up to 20% of its
total assets in securities which are not
readily marketable, including those
which are restricted as to disposition
under
securities law ('restricted
securities').
Cash Flow Information: The Fund invests
in securities and distributes dividends
from net investment income which are
paid in cash or are reinvested at the
discretion of shareholders. These
activities are reported in the Statement
of
Changes in Net Assets and additional
information on cash receipts and cash
payments is presented in the Statement
of Cash Flows.
Accounting practices that do not affect
reporting activities on a cash basis
include carrying investments at value,
accruing income on PIK (payment-in-kind)
securities and amortizing discounts on
debt obligations. Cash, as used in the
Statement of Cash Flows, is the amount
reported as 'Cash' in the Statement of
Assets and Liabilities.
Security Transactions and Investment
Income: Security transactions are
recorded
on the trade date. Realized and
unrealized gains and losses from
securities
transactions are calculated on the
identified cost basis. Interest income
which
is comprised of three elements: stated
coupon rate, original issue discount and
market discount, is recorded on the
accrual basis. Dividend income is
recorded
on the ex-dividend date. Expenses are
recorded on the accrual basis which may
require the use of certain estimates by
management.
Federal Income Taxes: It is the Fund's
policy to continue to meet the
requirements of the Internal Revenue
Code applicable to regulated investment
companies and to distribute all of its
taxable income to shareholders.
Therefore, no federal income tax
provision is required.
Dividends and Distributions: The Fund
expects to pay dividends of net
investment
income monthly and make distributions at
least annually of net capital gains, if
any. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in
accordance
with income tax regulations which may
differ from generally accepted
accounting
principles.
Reclassification of Capital Accounts:
The Fund accounts and reports for
distributions to shareholders in
accordance with the American Institute
of
Certified Public Accountants' Statement
of Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain,
and
Return of Capital Distributions by
Investment Companies. The effect caused
by
this statement was to decrease paid-in
capital in excess of par and increase
undistributed net investment income by
----------------------------------------
----------------------------------------

Notes to Financial Statements
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------
$132,689. This was primarily resulting
from an over distribution of taxable
income for the year ended August 31,
1997. Net investment income, net
realized
gains and net assets were not affected
by this change.
----------------------------------------
--------------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this
agreement, PIFM has responsibility for
all
investment advisory services and
supervises the subadviser's performance
of such
services. PIFM has entered into a
subadvisory agreement with The
Prudential
Investment Corporation ('PIC'). PIC
furnishes investment advisory services
in
connection with the management of the
Fund. PIFM pays for the cost of the
subadviser's services, the compensation
of officers and employees of the Fund,
occupancy and certain clerical and
bookkeeping costs of the Fund. The Fund
bears
all other costs and expenses.
The management fee paid PIFM is computed
weekly and payable monthly, at an
annual rate of .70 of 1% of the Fund's
average weekly net assets.
PIFM and PIC are indirect, wholly-owned
subsidiaries of The Prudential Insurance
Company of America.
----------------------------------------
--------------------
Note 3. Portfolio Securities
Purchases and sales of investment
securities, other than short-term
investments,
for the year ended August 31, 1997
aggregated $80,356,338 and $83,144,651,
respectively.
The cost basis of investments for
federal income tax purposes at August
31, 1997
was $98,194,386 and net unrealized
appreciation including short-term
investments, for federal income tax
purposes was $4,837,227 (gross
unrealized
appreciation-$5,604,358; gross
unrealized depreciation-$767,131).
The Fund had a capital loss carryforward
as of August 31, 1997 of approximately
$20,532,500 of which $5,808,600 expires
in 1999, $8,891,400 expires in 2000,
$263,000 expires in 2003 and $5,569,500
expires in 2004. Such carryforward is
after utilization of $1,125,355 to
offset the Fund's net taxable gains
recognized in the year ended August 31,
1997. Accordingly, no capital gains
distribution is expected to be paid to
shareholders until net realized gains
have been realized in excess of such
amounts.
----------------------------------------
--------------------
Note 4. Joint Repurchase Agreement
Account
The Fund, along with other affiliated
registered investment companies,
transfers
uninvested cash balances into a single
joint account, the daily aggregate
balance of which is invested in one or
more repurchase agreements
collaterialized by U.S. Treasury or
federal agency obligations. As of August
31,
1997, the Fund had a 0.30% undivided
interest in the repurchase agreements in
the joint account. The undivided
interest for the Fund represented
$3,169,000 in
principal amount. As of such date, each
repurchase agreement in the joint
account and the collateral therefor was
as follows:
Bear, Stearns & Co., 5.57%, in the
principal amount of $352,000,000,
repurchase
price $352,217,849, due 9/2/97. The
value of the collateral including
accrued
interest was $359,296,411.
Credit Suisse First Boston Corp., 5.53%,
in the principal amount of $92,000,000,
repurchase price $92,056,529, due
9/2/97. The value of the collateral
including
accrued interest was $94,579,912.
Credit Suisse First Boston Corp., 5.61%,
in the principal amount of
$260,000,000, repurchase price
$260,162,067, due 9/2/97. The value of
the
collateral including accrued interest
was $266,452,322.
Deutsche Morgan Grenfell, 5.57%, in the
principal amount of $352,000,000,
repurchase price $352,217,849, due
9/2/97. The value of the collateral
including
accrued interest was $359,040,180.
----------------------------------------
--------------------
Note 5. Borrowings
The Fund has approved a $20,000,000
uncommitted line of credit with State
Street
Bank & Trust Co. Interest on any such
borrowings outstanding fluctuates daily,
at one percentage point over the Federal
Funds rate.
The average daily balance outstanding
and the maximum face amount of
borrowings
outstanding at any month end for the
year ended August 31, 1997 was
$20,000,000
at a weighted average interest rate of
6.43%.
----------------------------------------
--------------------
Note 6. Capital
There are 200 million shares of $.01 par
value common stock authorized.
Prudential owned 11,000 shares of common
stock as of August 31, 1997.
During the fiscal years ended August 31,
1996 and 1997 the Fund issued 85,572
and 82,794 shares, respectively, in
connection with the reinvestment of
dividends.
----------------------------------------
--------------------
Note 7. Dividends and Distributions
On September 2 and October 1, 1997 the
Board of Directors of the Fund declared
dividends of $.060 per share payable on
September 30 and October 31,
respectively, to shareholders of record
on September 15 and October 15, 1997,
respectively.
----------------------------------------
----------------------------------------

Financial Highlights
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------

Year Ended August 31,

----------------------------------------
---------------

1997        1996        1995        1994
1993

-------     -------     -------     ----
---     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year(a).....................     $  7.24
$  7.12     $  7.21     $  7.75     $
7.46

-------     -------     -------     ----
---     -------
Net investment
income..................................
 ...         .74         .77         .86
 .87        1.01
Net realized and unrealized gain (loss)
on investments....         .35
 .16        (.08)       (.46)        .18

-------     -------     -------     ----
---     -------
   Total from investment
operations.......................
1.09         .93         .78         .41
1.19

-------     -------     -------     ----
---     -------
Dividends paid to shareholders from net
investment

income..................................
 ...............        (.74)       (.77)
(.87)       (.91)       (.90)
Distributions to shareholders in excess
of net investment

income..................................
 ...............        (.01)         --
--        (.04)         --
Return of capital
distributions...........................
--        (.04)         --          --
--

-------     -------     -------     ----
---     -------
   Total dividends and
distributions......................
(.75)       (.81)       (.87)
(.95)       (.90)

-------     -------     -------     ----
---     -------
Net asset value, end of
year(a)...........................     $
7.58     $  7.24     $  7.12     $  7.21
$  7.75

-------     -------     -------     ----
---     -------

-------     -------     -------     ----
---     -------
Market price per share, end of
year(a)....................     $  7.81
$  7.75     $  8.00     $  8.00     $
8.75

-------     -------     -------     ----
---     -------

-------     -------     -------     ----
---     -------
TOTAL INVESTMENT
RETURN(b)...............................
 .       11.47%       8.05%      12.84%
3.21%      26.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).............................
$84,581     $80,174     $78,255
$78,525     $83,789
Average net assets
(000)..................................
$81,788     $79,408     $76,345
$83,241     $80,747
Ratio of expenses to average net
assets...................        2.79%
2.89%       3.03%       2.29%
2.20%
Ratio of net investment income to
average net assets......       10.04%
10.62%      12.36%      11.49%
13.47%
Portfolio turnover
rate...................................
82%         97%        106%         79%
83%
Asset
coverage................................
 ............         526%        501%
491%        493%        519%
Total debt outstanding at year end
(000)..................     $20,000
$20,000     $20,000     $20,000
$20,000

---------------
(a) NAV and market value are published
in The Wall Street Journal each Monday.
(b) Total investment return is
calculated assuming a purchase of common
stock at
    the current market price on the
first day and a sale at the closing
market
    price on the last day of each period
reported. Dividends are assumed, for
    purposes of this calculation, to be
reinvested at prices obtainable under
    the Fund's dividend reinvestment
plan. This amount does not reflect
    brokerage commissions.
----------------------------------------
----------------------------------------
See Notes to Financial Statements.
18

Report of Independent Accountants
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------
To the Board of Directors and
Shareholders of
The High Yield Income Fund, Inc.
In our opinion, the accompanying
statement of assets and liabilities,
including
the portfolio of investments, and the
related statements of operations, of
cash
flows and of changes in net assets and
the financial highlights present fairly, in all material respects, the financial position of The High Yield Income Fund,
Inc. (the 'Fund') at August 31, 1997,
the results of its operations and its
cash
flows for the year then ended, the
changes in its net assets for each of
the two
years in the period then ended and the
financial highlights for each of the
five
years in the period then ended, in
conformity with generally accepted
accounting
principles. These financial statements
and financial highlights (hereafter
referred to as 'financial statements')
are the responsibility of the Fund's
management; our responsibility is to
express an opinion on these financial
statements based on our audits. We
conducted our audits of these financial
statements in accordance with generally
accepted auditing standards which
require that we plan and perform the
audit to obtain reasonable assurance
about
whether the financial statements are
free of material misstatement. An audit
includes examining, on a test basis,
evidence supporting the amounts and
disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
October 22, 1997
----------------------------------------
----------------------------------------

Other Information (Unaudited)
THE HIGH YIELD INCOME FUND, INC.
----------------------------------------
----------------------------------------
At an annual shareholder meeting held on October 30, 1996, shareholders elected
Donald D. Lennox, Mendel A. Melzer,
Nancy Hays Teeters and Louis A. Weil,
III as
Class I Directors of the Fund, Delayne
Dedrick Gold, Robert F. Gunia, Harry A.
Jacobs, Jr., and Thomas T. Mooney as
Class II Directors of the Fund and
Edward
D. Beach, Eugene C. Dorsey, Thomas
O'Brian and Richard A. Redeker as Class
III
Directors of the Fund. Shareholders also approved the selection of Price
Waterhouse LLP as the independent
certified public accountants for the
Fund for
the fiscal year ending August 31, 1997.
The results of the matters voted upon
were as follows:


Number of Shares

----------------------------------------
-----------------------------

Withheld

For               Authority
Against            Abstain

---------            ----------
-------            -------
Election of Donald D. Lennox
6,446,822              195,497
Election of Mendel A. Melzer
6,480,751              181,568
Election of Nancy Hays Teeters
6,471,669              190,650
Election of Louis A. Weil, III
6,480,543              181,776
Election of Delayne Dedrick Gold
6,478,796              183,523
Election of Robert F. Gunia
6,484,523              177,796
Election of Harry A. Jacobs, Jr.
6,466,768              195,551
Election of Thomas T. Mooney
6,477,389              184,931
Election of Edward D. Beach
6,469,212              193,107
Election of Eugene C. Dorsey
6,474,293              188,026
Election of Thomas O'Brian
6,468,312              194,007
Election of Richard A. Redeker
6,482,188              180,131
Selection of Price Waterhouse LLP
6,513,373
72,725             76,221
The number of common shares issued,
outstanding and eligible to vote were
11,074,583. Quorum was 6,662,320 or
60.16% of eligible voting shares.

Dividend Reinvestment Plan. Shareholders
may elect to have all distributions of
dividends and capital gains
automatically reinvested in Fund shares
(Shares)
pursuant to the Fund's Dividend
Reinvestment Plan (the Plan).
Shareholders who
do not participate in the Plan will
receive all distributions in cash paid
by
check mailed directly to the
shareholders of record (or, if the
shares are held
in street or other nominee name, then to
the nominee) by the custodian, as
dividend disbursing agent. Shareholders
who wish to participate in the Plan
should contact the Fund at (800) 451-
6788.
State Street Bank and Trust Co. (the
Plan Agent) serves as agent for the
shareholders in administering the Plan.
After the Fund declares a dividend or
capital gains distribution, if (1) the
market price is lower than net asset
value, the participants in the Plan will
receive the equivalent in Shares valued
at the market price determined as of the
time of purchase (generally, following
the payment date of the dividend or
distribution); or if (2) the market
price of
Shares on the payment date of the
dividend or distribution is equal to or
exceeds their net asset value,
participants will be issued Shares at a
price
equal to net asset value but not less
than 95% of the market price. If net
asset
value exceeds the market price of Shares
on the payment date or the Fund
declares a dividend or other
distribution payable only in cash, the
Plan Agent
will, as agent for the participants,
receive the cash payment and use it to
buy
Shares in the open market. If, before
the Plan Agent has completed its
purchases, the market price exceeds the
net asset value per share, the average
per share purchase price paid by the
Plan Agent may exceed the net asset
value
per share, resulting in the acquisition
of fewer shares than if the dividend or
distribution had been paid in shares
issued by the Fund. The Fund will not
issue
Shares under the Plan below net asset
value.
There is no charge to participants for
reinvesting dividends or capital gain
distributions, except for certain
brokerage commissions, as described
below. The
Plan Agent's fees for the handling of
the reinvestment of dividends and
distributions will be paid by the Fund.
There will be no brokerage commissions
charged with respect to shares issued
directly by the Fund. However, each
participant will pay a pro rata share of
brokerage commissions incurred with
respect to the Plan Agent's open market
purchases in connection with the
reinvestment of dividends and
distributions. The automatic
reinvestment of
dividends and distributions will not
relieve participants of any federal
income
tax that may be payable on such
dividends or distributions.
The Fund reserves the right to amend or
terminate the Plan upon 90 days' written
notice to shareholders of the Fund.
Participants in the Plan may withdraw
from the Plan upon written notice to the
Plan Agent and will receive certificates
for whole Shares and cash for
fractional Shares.
All correspondence concerning the Plan
should be directed to the Plan Agent,
State Street Bank & Trust Company, P.O.
Box 8200, Boston, MA 02266-8200.
----------------------------------------
----------------------------------------

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management
LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman,
LLP
919 Third Avenue
New York, N.Y. 10022

This report is for stockholder
information. This is not a prospectus
intended
for use in the purchase or sale of fund
shares.

The High Yield Income Fund, Inc.
    Gateway Center Three
    100 Mulberry Street
   Newark, NJ 07102-4077

 Toll free (800) 451-6788

The views expressed in this report and
information about the fund's holdings
are for the period covered by this
report and are subject to change
thereafter.

429904105


The High
Yield Income
Fund, Inc.
----------------------
Annual Report
August 31, 1997